BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Communications - 2.4%
Telecommunications - 2.4%
KDDI Corporation - ADR	75,000	$ 1,300,500

Consumer Discretionary - 3.4%
Automobiles - 3.4%
Volkswagon AG	11,000	1,835,454

Consumer Staples - 14.4%
Beverages - 8.0%
Coca-Cola Company (The)	23,165	1,468,198
Coca-Cola European Partners plc	27,930	1,483,921
Diageo plc - ADR	6,996	1,308,042
		4,260,161
Household Products - 4.1%
Reckitt Benckiser Group plc - ADR	34,100	532,301
Reckitt Benckiser Group plc	6,000	463,171
Unilever plc - ADR	24,420	1,180,219
		2,175,691
Retail - Consumer Staples - 2.3%
Koninklijke Ahold Delhaize N.V.	43,500	1,199,255

Energy - 9.2%
Oil & Gas Producers - 7.7%
BP plc	300,000	1,630,450
Shell plc - ADR	20,000	1,184,400
Targa Resources Corporation	17,300	1,245,946
		4,060,796
Oil & Gas Services & Equipment - 1.5%
Schlumberger Ltd.	17,650	811,194

Financials - 15.4%
Banking - 4.4%
BNP Paribas S.A.	23,400	1,339,010
JPMorgan Chase & Company	7,513	993,444
		2,332,454

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Financials - 15.4% (Continued)
Institutional Financial Services - 7.3%
CME Group, Inc.	5,110	$ 1,016,021
Morgan Stanley	15,800	1,361,012
State Street Corporation	20,750	1,504,168
		3,881,201
Insurance - 1.9%
Allianz SE	4,744	995,606

Specialty Finance - 1.8%
American Express Company	5,665	956,365

Health Care - 15.4%
Biotech & Pharma - 12.4%
AstraZeneca plc - ADR	28,400	1,888,032
GSK plc - ADR	24,330	1,068,087
Johnson & Johnson	8,462	1,519,183
Merck & Company, Inc.	13,800	1,270,014
Novo Nordisk A/S - ADR	7,800	861,120
		6,606,436
Medical Equipment & Devices - 3.0%
Medtronic plc	15,770	1,579,365

Industrials - 9.3%
Aerospace & Defense - 2.5%
Raytheon Technologies Corporation	13,995	1,331,204

Diversified Industrials - 2.4%
Honeywell International, Inc.	6,700	1,297,254

Machinery - 2.8%
Caterpillar, Inc.	6,760	1,459,146

Transportation & Logistics - 1.6%
Union Pacific Corporation	3,950	868,131

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Materials - 5.0%
Chemicals - 3.3%
Air Liquide S.A.	7,062	$ 1,236,755
Dow, Inc.	8,115	551,658
		1,788,413
Metals & Mining - 1.7%
Rio Tinto plc - ADR	12,100	888,624

Real Estate - 2.7%
REITs - 2.7%
Crown Castle International Corporation	7,495	1,421,427

Technology - 14.5%
Semiconductors - 9.2%
Broadcom, Inc.	2,450	1,421,319
Intel Corporation	11,500	510,830
QUALCOMM, Inc.	11,084	1,587,450
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	14,280	1,360,884
		4,880,483
Software - 2.9%
Microsoft Corporation	5,800	1,576,846

Technology Services - 2.4%
RELX plc	43,900	1,258,874

Utilities - 2.2%
Electric Utilities - 2.2%
NextEra Energy, Inc.	15,300	1,158,057

Total Common Stocks (Cost $41,476,085)		$ 49,922,937

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.7%	Shares	Value
First American Government Obligations Fund - Class Z, 0.63% (a) (Cost $3,044,962)	3,044,962	$ 3,044,962

Investments at Value - 99.6% (Cost $44,521,047)		$ 52,967,899

Other Assets in Excess of Liabilities - 0.4%		197,690

Net Assets - 100.0%		$ 53,165,589

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	The rate shown is the 7-day effective yield as of May 31, 2022.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
May 31, 2022 (Unaudited)

Country	Value	% of Net Assets
United States	$ 25,328,867	47 .7%
United Kingdom	12,886,121	24 .2%
Germany	2,831,060	5 .3%
France	2,575,765	4 .8%
Ireland	1,579,365	3 .0%
Taiwan Province of China	1,360,884	2 .6%
Japan	1,300,500	2.4%
Netherlands	1,199,255	2 .3%
Denmark	861,120	1 .6%
	$ 49,922,937	93 .9%